Subsequent Events	3 Months Ended
Mar. 31, 2025
Subsequent Events [abstract]
Subsequent Events
25.	Subsequent Events

●	On April 18, 2025, the Company announced the grant of 60,000 restricted share units pursuant to the Company’s equity incentive plan, which were subject to a four month and one day hold period under applicable securities laws.

●	On April 18, 2025, The Company announced that the board of directors of the Company authorized and approved the settlement of outstanding debt owed to arm’s length parties by issuing Class B Shares at a deemed price of US$6.75 per Class B Share.

●	On April 23, 2025, the Company expanded its portfolio of residential mortgages by issuing one new mortgage loan, with a principal amount of C$105,000 with a maturity of one year.

●	As of May 14, 2025, the Company has expanded its cryptocurrency holdings to a total value of $4,500,000.